Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE LISTED FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2021
Prospectus Date	rr_ProspectusDate	Sep. 01, 2021
Cabana Target Drawdown 5 ETF | Cabana Target Drawdown 5 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSA
Cabana Target Drawdown 7 ETF | Cabana Target Drawdown 7 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSB
Cabana Target Drawdown 10 ETF | Cabana Target Drawdown 10 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSC
Cabana Target Drawdown 13 ETF | Cabana Target Drawdown 13 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSD
Cabana Target Drawdown 16 ETF | Cabana Target Drawdown 16 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSE
QRAFT AI-Enhanced U.S. Large Cap ETF | QRAFT AI-Enhanced U.S. Large Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QRFT
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF | QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMOM
QRAFT AI-Enhanced U.S. High Dividend ETF | QRAFT AI-Enhanced U.S. High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDIV
QRAFT AI-Enhanced U.S. Next Value ETF | QRAFT AI-Enhanced U.S. Next Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NVQ